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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Olliff
Title:  Director
Phone:  610 380 2110

Signature, Place and Date of Signing:

/s/ Barry M. Olliff, January 30, 2003
    ---------------------------------
    Barry M. Olliff
    Director


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:   136652

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aberdeen Australia Equity Fund Common           003011103      628   106300  SH      SOLE                   106300
Asia Tigers Fund Inc           Common           04516T105     4964   727398  SH      SOLE                   727398
Begstorm Capital Corporation   Common           084093103      838     7500  SH      SOLE                     7500
Brazil Fund                    Common           105759104      846    76100  SH      SOLE                    76100
Brazilian Equity Fund          Common           105884100      163    50000  SH      SOLE                    50000
Central European Equity Fund   Common           153436100     5447   376320  SH      SOLE                   376320
Central Securities Corp.       Common           155123102     1697   103500  SH      SOLE                   103500
Chile Fund Inc                 Common           168834109      345    47492  SH      SOLE                    47492
China Fund Inc.                Common           169373107     4678   340700  SH      SOLE                   340700
Copel PNB ADR                  Common           20441B407      300   108600  SH      SOLE                   108600
Cornerstone Strategic Value Fu Common           21924B104      205    35200  SH      SOLE                    35200
Cornerstone Total Return Fund  Common           21923Y105      153    13539  SH      SOLE                    13539
Diamond Trust Series           Common           252787106      684     8200  SH      SOLE                     8200
Embraer Aircraft Corp SP ADR   Common           29081M102      300    19001  SH      SOLE                    19001
European Warrant Fund          Common           298792102     1272   600000  SH      SOLE                   600000
First Financial Fund           Common           320228109      299    22500  SH      SOLE                    22500
First Isreal Fund              Common           320228109      180    23500  SH      SOLE                    23500
First Philippine Fund          Common           336100102       88    39100  SH      SOLE                    39100
France Growth Fund             Common           35177K108      323    56308  SH      SOLE                    56308
Greater China Fund             Common           39167B102     4029   455250  SH      SOLE                   455250
India Fund, Inc.               Common           454089103    11060  1044834  SH      SOLE                  1044834
India Growth Fund, Inc.        Common           454090101      392    39078  SH      SOLE                    39078
Invesco Advantage Global Healt Common           46129A700     1741   153500  SH      SOLE                   153500
Ishares MSCI Brazil            Common           464286400     4864   606100  SH      SOLE                   606100
Ishares MSCI Japan Index Fund  Common           464286848      139    20000  SH      SOLE                    20000
Ishares MSCI Korea             Common           464286772      366    20000  SH      SOLE                    20000
Ishares MSCI Taiwan            Common           464286731      284    35600  SH      SOLE                    35600
Italy Fund Inc                 Common           465395101        1      100  SH      SOLE                      100
Japan Equity Fund Inc.         Common           471057109       70    16000  SH      SOLE                    16000
JF China Regional              Common           471110106     1928   297796  SH      SOLE                   297796
JF India                       Common           471112102     6348   827112  SH      SOLE                   827112
John Hancock Bank & Thrift Opp Common           409735107     2276   303200  SH      SOLE                   303200
John Hancock Financial Trends. Common           41014X105      567    46519  SH      SOLE                    46519
Korea Equity                   Common           50063B104     2439   668200  SH      SOLE                   668200
Korea Fund, Inc                Common           500634100    33122  2481028  SH      SOLE                  2481028
Latin American Equity Fund, In Common           51827Q106      141    14593  SH      SOLE                    14593
Latin American Discovery Fund, Common           51828C106     3777   495300  SH      SOLE                   495300
Malaysia Fund Inc.             Common           560905101        7     1800  SH      SOLE                     1800
Mexico Fund, Inc.              Common           592835102     6527   552400  SH      SOLE                   552400
MSDW Asia Pacific Fund, Inc.   Common           61744U106      700    96682  SH      SOLE                    96682
MSDW Eastern Europe Fund Inc.  Common           616988101     3558   208000  SH      SOLE                   208000
MSDW Emerging Markets Fund Inc Common           61744G107     4973   597000  SH      SOLE                   597000
NASDAQ 100 Shares              Common           631100104     6911   283000  SH      SOLE                   283000
New Germany Fund, Inc.         Common           644465106     1303   366136  SH      SOLE                   366136
New Ireland Fund, Inc.         Common           462710104       41     4500  SH      SOLE                     4500
Petrobras PN ADR               Common           71654V408      894    60100  SH      SOLE                    60100
Royce Micro-Cap Trust          Common           780915104       63     7500  SH      SOLE                     7500
S & P 500 Depositary Receipt   Common           78462F103     2994    34000  SH      SOLE                    34000
Salomon Brothers Fund Inc.     Common           795477108      563    61700  SH      SOLE                    61700
Scudder New Asia Inc           Common           811183102      305    39500  SH      SOLE                    39500
Southern Africa Fund, Inc.     Common           842157109     3705   358623  SH      SOLE                   358623
Swiss Helvetia Fund, Inc.      Common           870875101      857    88300  SH      SOLE                    88300
Taiwan Fund, Inc.              Common           874036106      617    72000  SH      SOLE                    72000
Technology Select Sector SPDR  Common           81369Y803      340    23000  SH      SOLE                    23000
Tele Celular Sul Part ADR      Common           879238103      244    31100  SH      SOLE                    31100
Tele Centro Oeste Cel ADR      Common           87923P105      270    68700  SH      SOLE                    68700
Tele Norte Leste Part ADR      Common           879246106      963   131500  SH      SOLE                   131500
Telesp Celular Participacoes A Common           87952L108      571   188000  SH      SOLE                   188000
Templeton Russia Fund, Inc.    Common           88022F105     1286    66900  SH      SOLE                    66900
Thai Capital Fund, Inc.        Common           882905201       96    27980  SH      SOLE                    27980
Turkish Investment Fund, Inc.  Common           900145103      748   188300  SH      SOLE                   188300
Unibanco GDR                   Common           90458E107      484    44400  SH      SOLE                    44400
Cia Vale de Rio Doce ADR       Common           204412209      678    23500  SH      SOLE                    23500